SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Organization
Number of classes of units	10
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0.00	$ 0.00	$ 0.00
Subscriptions
Notice period for subscription of units	8 days
Redemptions and Exchanges
Minimum exchange amount	$ 10,000
Class A | Minimum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	1.00%
Class A | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class D | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class I | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	2.50%
Class F | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%
Class G | Maximum
Operating Expenses and Selling Commissions
Percentage of sales commission paid to broker	0.50%